Compensation of Key Management Personnel	12 Months Ended
Dec. 31, 2021
Compensation Of Key Management Personnel [Abstract]
Compensation of Key Management Personnel
23. COMPENSATION OF KEY MANAGEMENT PERSONNEL
Key management personnel have been identified as the Board of Directors and the three executive officers of the Company (2020 – three executive officers). Salaries, incentives and short-term benefits are composed of salaries and directors’ fees, annual bonuses, and other benefits. Share-based compensation includes compensation to TransGlobe’s key management personnel under the PSU, DSU and stock option Plans.
The compensation relating to key management personnel is as follows:

($000s)	2021	2020
Salaries, incentives and short-term benefits	2,231	1,762
Share-based compensation	1,324	826

Total	3,555	2,588